Other Gains and (Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Gains and (Losses) [Abstract]
Gain on disposals of property, plant and equipment	$ 2,124	$ 1,380	$ 171
Foreign exchange gain	13	(49)	(48)
Provision / reversal of inventory obsolescence		(196,124)	(101,256)
Bad debt provision of trade receivables	(1,028,972)
Impairment of property		(13,311,557)
Others	(37,753)	(15,950)	(21,110)
Other gains (losses)	$ (1,064,588)	$ (13,522,300)	$ (122,243)